Warrants (Details)			1 Months Ended	3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) D $ / shares shares	Nov. 19, 2020 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Mar. 31, 2021	Jun. 30, 2022 USD ($) D $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 02, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019
Warrants
Gain (loss) from change in fair value of warrant liability | $									$ 2,074,467
Common Class A [Member]
Warrants
Warrant issued for securities									10,819,167
P3 Health Partners Inc.
Warrants
Financial Designation, Predecessor and Successor [Fixed List]	Successor		Successor	Successor	Predecessor	Predecessor	Successor	Predecessor	Predecessor		Predecessor	Predecessor
P3 Health Partners Inc. | Common Class A [Member]
Warrants
Warrants outstanding (shares)	10,819,167		10,819,167	10,819,167			10,819,167			10,819,167
Warrant issued for securities	0		0							0
Expected term of warrants	5 years		5 years	5 years			5 years			5 years
Exercise price | $ / shares	$ 11.50		$ 11.50	$ 11.50			$ 11.50			$ 11.50
Warrants outstanding | $	$ 11,382,826		$ 11,382,826	$ 5,429,009			$ 5,429,009			$ 11,382,826
Gain (loss) from change in fair value of warrant liability | $			$ 2,271,659	$ 11,815,093	$ 1,123,583		$ 5,953,817	$ 10,661,579	$ 7,664,869
Warrants exercised (in shares)							0			0
Period after completion of business combination warrants become exercisable	30 days						30 days
Threshold share price | $ / shares	$ 18.00						$ 18.00
Threshold trading days | D	20						20
Trading period							30 days
Warrant to purchase	1		1	1			1			1
P3 Health Partners Inc. | Class D Warrants
Warrants
Warrants outstanding (shares)	0		0	0			0			0	858,351
Warrants issued		858,351
Warrant issued for securities	858,351		858,351							858,351
Expected term of warrants		10 years
Exercise price | $ / shares	$ 4.68	$ 4.68	$ 4.68							$ 4.68
Warrants outstanding | $											$ 6,316,605
Gain (loss) from change in fair value of warrant liability | $											$ 0
Warrants exercised (in shares)										858,351